					Remittance Dates:
					January 23, 2019 through February 22, 2019

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2018 through October 26, 2019
		Remittance Dates:	January 23, 2019 through February 22, 2019

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00519	per kWh	$2,570,289.21	$2,558,445.33
2	Small General Service	$0.00534	per kWh	$181,654.52	$181,388.93
3	General Service	$0.00408	per kWh	$1,060,328.94	$1,059,910.11
4	Large General Service	$0.00223	per kWh	$251,467.54	$251,443.89
5	Large Industrial Power Service	$0.16149	per kW	$194,216.52	$194,205.65
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02319	per kW	$11,306.64	$11,306.64
8	Street and Outdoor Lighting	$0.02053	per kWh	$163,453.39	$161,434.91
9	Total			$4,432,716.76	$4,418,135.46

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,418,135.46
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,418,135.46

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				0
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				0

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of February, 2019.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Steven C. McNeal
				Steven C. McNeal Title: Vice President and Treasurer

					Remittance Dates:
					February 25, 2019 through March 22, 2019

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 27, 2018 through October 26, 2019
	Remittance Dates:		February 25, 2019 through March 22, 2019

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00519	per kWh	$2,355,758.35	$2,344,903.03
2	Small General Service	$0.00534	per kWh	$180,490.3	$180,226.42
3	General Service	$0.00408	per kWh	$1,013,900.96	$1,013,500.49
4	Large General Service	$0.00223	per kWh	$249,059.63	$249,036.2
5	Large Industrial Power Service	$0.16149	per kW	$193,768.4	$193,757.56
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02319	per kW	$15,360.39	$15,360.39
8	Street and Outdoor Lighting	$0.02053	per kWh	$162,438.31	$160,432.36
9	Total			$4,170,776.34	$4,157,216.45

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,157,216.45
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,157,216.45

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				0
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				0

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of March, 2019.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Steven C. McNeal
				Steven C. McNeal Title: Vice President and Treasurer

					Remittance Dates:
					March 25, 2019 through April 22, 2019

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2018 through October 26, 2019
		Remittance Dates:	March 25, 2019 through April 22, 2019

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00519	per kWh	$2,100,957.43	$2,091,276.23
2	Small General Service	$0.00534	per kWh	$167,286.92	$167,042.34
3	General Service	$0.00408	per kWh	$1,005,852.79	$1,005,455.48
4	Large General Service	$0.00223	per kWh	$244,877.75	$244,854.72
5	Large Industrial Power Service	$0.16149	per kW	$185,230.11	$185,219.74
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02319	per kW	$15,024.88	$15,024.88
8	Street and Outdoor Lighting	$0.02053	per kWh	$156,411.7	$154,480.18
9	Total			$3,875,641.58	$3,863,353.57

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,863,353.57
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,863,353.57

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				0
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				0

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 17th day of April, 2019.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Steven C. McNeal
				Steven C. McNeal Title: Vice President and Treasurer

					Remittance Dates:
					April 23, 2019 through May 22, 2019

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 27, 2018 through October 26, 2019
	Remittance Dates:		April 23, 2019 through May 22, 2019

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00519	per kWh	$1,781,513.93	$1,772,810.92
2	Small General Service	$0.00534	per kWh	$139,008.08	$138,808.42
3	General Service	$0.00408	per kWh	$987,566.88	$986,963.11
4	Large General Service	$0.00223	per kWh	$244,587.02	$244,552.21
5	Large Industrial Power Service	$0.16149	per kW	$191,321.82	$191,311.5
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02319	per kW	$14,977.87	$14,977.87
8	Street and Outdoor Lighting	$0.02053	per kWh	$165,248.05	$163,514.87
9	Total			$3,524,223.65	$3,512,938.9

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,512,938.9
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,512,938.9

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				0
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				0

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of May, 2019.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Steven C. McNeal
				Steven C. McNeal Title: Vice President and Treasurer

					Remittance Dates:
					May 23, 2019 through June 24, 2019

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 27, 2018 through October 26, 2019
		Remittance Dates:	May 23, 2019 through June 24, 2019

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00519	per kWh	$2,018,007.21	$2,008,147.22
2	Small General Service	$0.00534	per kWh	$158,060.11	$157,833.12
3	General Service	$0.00408	per kWh	$1,066,716.97	$1,066,064.15
4	Large General Service	$0.00223	per kWh	$266,648.65	$266,610.55
5	Large Industrial Power Service	$0.16149	per kW	$194,118.16	$194,107.7
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02319	per kW	$10,061.59	$10,061.59
8	Street and Outdoor Lighting	$0.02053	per kWh	$161,546.05	$159,851.79
9	Total			$3,875,158.74	$3,862,676.12

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,862,676.12
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,862,676.12

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of June, 2019.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

					Remittance Dates:
					June 25, 2019 through July 22, 2019

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 27, 2018 through October 26, 2019
		Remittance Dates:	June 25, 2019 through July 22, 2019

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00519	per kWh	$2,959,933.25	$2,945,471.02
2	Small General Service	$0.00534	per kWh	$195,973.6	$195,692.19
3	General Service	$0.00408	per kWh	$1,248,724.58	$1,247,960.36
4	Large General Service	$0.00223	per kWh	$284,956.58	$284,915.82
5	Large Industrial Power Service	$0.16149	per kW	$177,719.99	$177,710.39
6	Economic As-Available Service	$—	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02319	per kW	$13,674.77	$13,674.77
8	Street and Outdoor Lighting	$0.02053	per kWh	$160,950.88	$159,262.82
9	Total			$5,041,933.65	$5,024,687.37

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,024,687.37
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,024,687.37

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of July, 2019.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer